Property and Equipment - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 377,780	$ 369,756
Less: accumulated depreciation and amortization	(155,401)	(123,690)
Construction in-process	2,956	1,196
Property and equipment, Net	225,335	247,262
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	139,708	142,294
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,868	7,548
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	65,120	63,131
Computer and broadcast equipment and capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	28,713	24,796
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 136,371	$ 131,987